Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2015	2016
Advance to advertisement suppliers	$296	$5,331
Customer advance at a third-party payment channel (i)	—	4,845
Interest receivable	5,412	4,821
Deferred platform commission cost	2,424	4,571
Input VAT (ii)	3,485	2,968
Prepaid income tax and other expenses	1,620	2,964
Game promotions fees paid on behalf of game developers	—	2,250
Advance to game developers	4,200	1,550
Others	860	3,292

	$18,297	$32,592

(i)	Customer advance at a third party payment channel is the cash deposited in a third party payment channel by the Group for the broadcasters to withdraw their revenue sharing.

(ii)	Input VAT mainly occurred from the purchasing of goods for other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.